SECURED BORROWINGS, Fly Acquisition III Facility (Details) - Secured Borrowings [Member] $ in Thousands	12 Months Ended		23 Months Ended	24 Months Ended
	Feb. 26, 2020	Dec. 31, 2016 USD ($) Aircraft	Feb. 26, 2019	Feb. 26, 2022	Dec. 31, 2015 USD ($)
Secured Borrowings [Abstract]
Principal amount outstanding		$ 1,865,424
Fly Acquisition III Facility [Member]
Secured Borrowings [Abstract]
Maturity date		Feb. 26, 2022
Principal amount outstanding		$ 113,045			$ 0
Number of aircraft serving as security | Aircraft		4
Revolving Credit Facility [Member] | Fly Acquisition III Facility [Member]
Secured Borrowings [Abstract]
Maximum borrowing capacity		$ 385,000
Maturity date		Feb. 26, 2022
Commitment fee percentage		0.50%
Minimum tangible net worth required for compliance		$ 325,000
Minimum liquidity required for compliance		25,000
Obligations in default constituting event of default		$ 50,000
Revolving Credit Facility [Member] | Fly Acquisition III Facility [Member] | Forecast [Member]
Secured Borrowings [Abstract]
Commitment fee percentage			0.75%
Minimum percentage of total commitments that have not been drawn before commitment fee percentage increases			50.00%
Revolving Credit Facility [Member] | Fly Acquisition III Facility [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate		1 month
Basis spread on variable rate		2.00%
Revolving Credit Facility [Member] | Fly Acquisition III Facility [Member] | LIBOR [Member] | Forecast [Member]
Secured Borrowings [Abstract]
Basis spread on variable rate	2.50%			3.00%